DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE (Tables)	12 Months Ended
Dec. 31, 2019
DERIVATIVE WARRANT LIABILITY FROM FINANCING AND CONVERTIBLE NOTE
Schedule of key assumptions used in binomial tree model to estimate fair value

	December 31,	December 31,	December 31,
Valuation Date	2019	2018	2017
Price of Common Shares	$5.41	$6.03	$600.00
Dividend Yield	0%	0%	0%
Historical volatility of Common Shares	129.54%	141.96%	121.70%
Historical volatility of index	11.65%	15.37%	14.43%
Volatility input	70.59%	78.67%	68.07%
Risk-free rate	1.79%	2.52%	2.20%
Credit spread	23.00%	24.51%	34.24%

Valuation Date	December 31, 2019	May 16, 2019
Price of Common Shares	$5.41	$49.46
Dividend Yield	0%	0%
Historical volatility of Common Shares	124.77%	142.38%
Historical volatility of index	13.76%	15.66%
Volatility input	69.26%	79.02%
Risk-free rate	1.65%	2.13%
Credit spread	27.15%	19.64%

Schedule of carrying amounts of derivative financial liabilities and convertible notes

The carrying amounts for the derivative warrant liability from financing are as follows:

	Series A Units	Series B Units	Series E Warrants	Total
Fair value, November 17, 2017	$13,139,650	$67,810,835	$8,519,788	$89,470,273
Add: Deferred loss	(7,054,787)	(36,408,201)	(1,669,271)	(45,132,259)
Amortization of deferred loss	390,379	2,067,557	41,732	2,499,668
Less:
Fair value adjustment on exercised warrants	—	(511,122)	—	(511,122)
Exercise of Series D Warrants	—	(1,108,306)	—	(1,108,306)
Fair value adjustment, December 31, 2017	(1,542,457)	(2,911,914)	(3,934,853)	(8,389,224)
Balance, Derivative financial liability December 31, 2017	$4,932,785	$28,938,849	$2,957,396	$36,829,030
Add:
Amortization of deferred loss	6,664,408	34,340,644	1,627,539	42,632,591
Less:
Exercise of 1,698,841 Series D Warrants	—	(1,004,185)	—	(1,004,185)
Exercise of 11,170,788 Series B Warrants	(303,919)	(6,250,110)	—	(6,554,029)
Exercise of 21,041,660 Series F Warrants	—	(26,552,270)	—	(26,552,270)
Exercise of 14,505,580 Series B Warrants	(11,614,224)	(14,820,745)	—	(26,434,969)
Exercise of 8,951,780 Series C Warrants	(833,987)	(3,371,375)	—	(4,205,362)
Exercise of 1,389,846 Series F Warrants	—	(2,532,855)	—	(2,532,855)
Exercise of 500,000 Series C Warrants	—	(253,887)	—	(253,887)
Fair value adjustment, December 31, 2018	1,190,630	(8,411,543)	(4,512,848)	(11,733,761)
Balance, Derivative financial liability December 31, 2018	$35,693	$82,523	$72,087	$190,303
Less:
Exercise of 822,192 Series C Warrants	(5,638)	—	—	(5,638)
Fair value adjustment, March 31, 2019	(5,575)	(5,253)	(6,677)	(17,505)

Cancellation of 35,950,340 Series A Warrants	(24,480)	(77,270)	—	(101,750)
Cancellation of 22,431,506 Series E Warrants	—	—	(65,410)	(65,410)

Balance, derivative warrant liability from financing December 31, 2019	$—	$—	$—	$—

The carrying amounts for the 2017 Notes and 2019 Notes are as follows:

2017
Convertible
Notes
Fair value, November 17, 2017	$26,100,900
Add: Deferred loss	(5,113,917)
Amortization of deferred loss	852,319
Fair value adjustment, December 31, 2017	(1,831,743)
Balance, convertible notes December 31, 2017	$20,007,559
Add:
Amortization of deferred loss	4,261,598
Less:
Exercise of 5,567,500 convertible notes	(5,146,924)
Exercise of 1,772,500 convertible notes	(1,536,596)
Exercise of 10,300,000 convertible notes	(13,872,312)
Fair value adjustment, December 31, 2018	10,904,011
Balance, convertible notes December 31, 2018	$14,617,336
Less:
Exercise of 4,285,000 convertible notes	(4,188,713)
Fair value adjustment, March 31, 2019	825,047
Balance, convertible notes March 31, 2019	$11,253,670
Less:
Exercise of 3,536,000 convertible notes	(4,323,427)
Fair value adjustment, June 30, 2019	2,033,280
Balance, convertible notes June 30, 2019	$8,963,523
Less:
Exercise of 415,000 convertible notes	(497,430)
Fair value adjustment, September 30, 2019	(393,119)
Balance, convertible notes September 30, 2019	$8,072,974
Less:
Exercise of 2,961,000 convertible notes	(4,086,368)
Fair value adjustment, December 31, 2019	1,413,583
Balance, convertible notes December 31, 2019	$5,400,189

2017 Convertible Notes, current	$5,400,189
2017 Convertible Notes, non-current	$—

2019 Convertible Notes

Fair value, May 16, 2019	$9,775,000
Fair value adjustment, June 30, 2019	$(732,631)
Balance, convertible notes June 30, 2019	$9,042,369
Less:
Fair value adjustment, September 30, 2019	13,319
Balance, convertible notes September 30, 2019	$9,055,688
Less:
Fair value adjustment, December 31, 2019	209,792
Balance, convertible notes December 31, 2019	$9,265,480

2019 Convertible Notes, current	$1,090,561
2019 Convertible Notes, non-current	$8,174,919